Acquisition - Schedule of allocation of purchase price (Parenthetical) (Details) - CNY (¥) ¥ in Millions	Apr. 01, 2019	Dec. 28, 2018
Yitian Xindong
Business Acquisition [Line Items]
Cash and cash equivalents acquired		¥ 10.9
Tianbo
Business Acquisition [Line Items]
Cash and cash equivalents acquired	¥ 175.5